Share-Based Compensation - Schedule of Nonvested Shares (Details) - $ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Nonvested Shares [Abstract]
Balance	325,106
Balance	$ 5.05
Granted		6,512,781
Granted		$ 4.24
Vested		(6,176,756)
Vested		$ 4.22
Forfeited	(27,662)	(10,919)
Forfeited	$ 5.05	$ 5.05
Non-vested	297,444	325,106
Non-vested	$ 5.05	$ 5.05